Lease	12 Months Ended
Dec. 31, 2020
Lease
Lease

13. Lease

As a lessee:

Operating lease assets primarily represents various facilities under non-cancelable operating leases expiring within one to ten years. Lease costs are included in either selling or general, and administrative expenses depending on the use of the underlying asset. Operating lease expenses , including the short-term lease cost which was immaterial, were RMB109,842 and RMB99,349 for the years ended December 31, 2019 and 2020, respectively. Cash payments against operating lease liabilities were RMB108,490 and RMB97,694 for the years ended December 31, 2019 and 2020, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Operating leases:
Operating leases right-of-use assets	352,186	274,154	42,016

Current portion of lease liabilities	11,674	86,472	13,252
Non-current portion of lease liabilities	362,757	194,384	29,791
Total operating lease liabilities	374,431	280,856	43,043

Weighted average remaining lease term (years)	4.64	3.76
Weighted average discount rate	4.31%	4.53%

The maturities of operating lease liabilities for the next five years and thereafter as of December 31, 2019 and 2020, are as follows:

	As of December 31,
	(Amount in Thousands)
	2019	2020
	RMB	RMB
Within 1 year	97,825	90,393
Between 1 and 2 years	85,403	82,151
Between 2 and 3 years	79,496	64,048
Between 3 and 4 years	66,136	48,996
Between 4 and 5 years	53,050	16,253
Beyond 5 years	23,417	—
Total lease payment	405,327	301,841
Less imputed interest	(30,896)	(20,985)
Total	374,431	280,856

As a lessor:

The interest income recognized for sale and leaseback agreements was RMB62,285, RMB37,961 and RMB3,091 for the years ended December 31, 2018, 2019 and 2020, respectively.

The following table sets out a maturity analysis of sale and leaseback financing receivables as well as a reconciliation to the total amount of receivables recognized in the consolidated balance sheet as of December 31, 2019 and 2020:

	As of December 31,
	(Amount in Thousands)
	2019	2020
	RMB	RMB
Within 1 year	67,135	1,320
Between 1 and 2 years	2,184	—
Total future minimum payments receivables	69,319	1,320
Less: unearned income	(3,593)	(290)
Total sale and leaseback financing receivables	65,726	1,030
Amounts due within one year	64,686	1,030
Amounts due beyond one year	1,040	—